Trade and Other Receivables and Long-Term Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Trade and Other Receivables and Long-Term Receivables
NOTE 5
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TRADE AND OTHER RECEIVABLES AND LONG-TERM
RECEIVABLES

	March 31, 2022	December 31, 2021
Trade receivables from contracts with customers	$13,228,784	$14,204,320
Unbilled revenue (Note 4)	1,092,207	756,042
Indirect taxes receivable	201,567	148,200
Income taxes receivable	4,027	2,217
Other receivables	660,041	919,954
Contract asset	66,794	86,777
Loss allowance	(1,517,314)	(1,550,535)
Total trade and other receivables - current	$13,736,106	$14,566,975

Long-term
receivables
Long-term receivables represent receivables associated with revenue contracts whereby certain customers make fixed monthly installment payments over a period of time, ranging from one to three years, for performance obligations delivered upfront. For contracts where all performance obligations were completed except for monthly post contract and support maintenance, amounts due are included in trade receivables from contracts with customers.

	March 31, 2022	December 31, 2021
Current portion of long-term receivables 1	$471,909	$397,060
Non-current portion of long-term receivables 2	992,732	343,371
Total long-term receivables	$1,464,641	$740,431
1
Net of expected credit loss allowance of $94,590 at March 31, 2022 (December 31, 2021
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$95,064).
2
Net of expected credit loss allowance of $61,619 at March 31, 2022 (December 31, 2021
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$61,619).

NOTE 6 - TRADE AND OTHER RECEIVABLES AND LONG-TERM RECEIVABLES

	December 31, 2021	December 31, 2020

Trade receivables from contracts with customers	$14,204,320	$10,182,229

Unbilled revenue (Note 5)	756,042	554,740

Indirect taxes receivable	148,200	341,583

Income taxes receivable	2,217	594,036

Other receivables	919,954	961,714

Contract asset 1	86,777	153,178

Loss allowance (Note 26(b))	(1,550,535)	(474,666)

Total trade and other receivables - current	$14,566,975	$12,312,814

1
At December 31, 2021, the total contract assets were $90,200 with the non-current portion of $3,423 included in other assets (December 31, 2020 - $314,894 total and $161,716 non-current). No new contract assets were recognized and amortization to cost of sales over the life of the contract assets continues to occur until June 30, 2023.

Long-term receivables
Long-term receivables represent receivables associated with revenue contracts whereby certain customers make fixed monthly installment payments over a period of time, ranging from one to three years, for performance obligations delivered upfront. For contracts where all performance obligations were completed except for monthly post contract and support maintenance, amounts due are included in trade receivables from contracts with customers.

	December 31, 2021	December 31, 2020

Current portion of long-term receivables 1	$397,060	$445,213

Non-current portion of long-term receivables 2	343,371	2,091,059

Total long-term receivables	$740,431	$2,536,272

1	Net of expected credit loss allowance of $95,064 at December 31, 2021 and $ 131,364 at December 31, 2020 (Note 26(b)).

2	Net of expected credit loss allowance of $61,619 at December 31, 2021 and nil at December 31, 2020 (Note 26(b)).